Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, and Equipment [Abstract]
Schedule of Changes in Property Equipment and Accumulated Depreciation

Property and equipment and the changes in property, equipment and accumulated depreciation for the years ended December 31, 2024 and 2023 are provided as follows:

	Laboratory equipment	Office equipment	Construction in progress	Total
Cost
Balance at December 31, 2022	$579,171	$176,347	$-	$755,518
Additions	932,125	236,427	58,722	1,227,274
Disposal/reclasses	(51,509)	10,619	-	(40,890)
Effects of currency translation	34,945	(4,713)	1,207	31,439
Balance at December 31, 2023	$1,494,732	$418,680	$59,929	$1,973,341
Additions	41,306	73,017	-	114,323
Disposal/reclasses/sales	(61,578)	(23,784)	(9,374)	(94,736)
Impairment loss	-	-	(47,449)	(47,449)
Effects of currency translation	(85,228)	(29,495)	(3,106)	(117,829)
Balance at December 31, 2024	$1,389,232	$438,418	$-	$1,827,650

Accumulated depreciation
Balance at December 31, 2022	$77,833	$15,993	$-	$93,826
Depreciation	137,996	64,987	-	202,983
Disposal/reclasses	(36,039)	4,013	-	(32,026)
Effects of currency translation	4,359	1,882	-	6,241
Balance at December 31, 2023	$184,149	$86,875	$-	$271,024
Depreciation	209,254	110,192	-	319,446
Disposal/reclasses/sales	(10,606)	(8,729)	-	(19,335)
Effects of currency translation	(71,614)	(32,348)	-	(103,962)
Balance at December 31, 2024	$311,183	$151,323	$-	$462,506

Net book value at December 31, 2023	$1,310,583	$331,805	$59,929	$1,702,317
Net book value at December 31, 2024	$1,078,049	$287,095	$-	$1,365,144